INVESTMENTS IN JOINT VENTURES AND ASSOCIATES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

14 INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

        The Company held investments in the following joint ventures and associates for the years ended December 31:

			Equity interest held by the Group
	Country of incorporation	Nature of subsidiary
Name of significant joint venture			2017	2016
VIP-CKH Luxembourg S.à.r.l.*	Luxembourg	Holding	50%	50%
VIP-CKH Ireland Limited*	Ireland	Financing	50%	50%
Euroset Holding N.V. ("Euroset")	Russia	Operating	50%	50%

*           Together, the "Italy Joint Venture", see "Significant accounting judgement" below, in this Note 14).

        The following table provides aggregated financial information for the Group's joint ventures and associates:

	Italy Joint Venture	Euroset	Other	Total
As of January 1, 2015	—	237	28	265
Share of profit / (loss)	—	18	(4)	14
Reclassified to assets held for sale	—	—	(19)	(19)
Foreign currency translation	—	(56)	(3)	(59)

As of December 31, 2015	—	199	2	201

Acquisitions	2,113	—	—	2,113
Share of profit / (loss)	59	(10)	(1)	48
Impairment of Euroset	—	(99)	—	(99)
Foreign currency translation	(119)	36	(1)	(84)

As of December 31, 2016	2,053	126	—	2,179

Share of loss of joint ventures	(390)	(22)	—	(412)
Share of other comprehensive loss	(12)	—	—	(12)
Impairment of Euroset	—	(110)	—	(110)
Foreign currency translation	270	6	—	276

As of December 31, 2017	1,921	—	—	1,921

ITALY JOINT VENTURE

        The Italy Joint Venture includes VIP-CKH Luxembourg S.à r.l and its subsidiaries, which hold the combined businesses of Wind and 3 Italia, and the financing company VIP-CKH Ireland Limited. On November 5, 2016, the Company completed the transaction with CK Hutchison Holdings Ltd to form a joint venture in Italy, combining their respective businesses. Refer to Note 5 for further details.

Summarized financial information

        The information of the Italy Joint Venture disclosed below reflects the amounts presented in the financial statements of the relevant joint venture and not the Group's share of those amounts, unless otherwise stated. The information presented below has been amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy.

Income statement and statement of comprehensive income	2017	2016*
Operating revenue	6,913	1,250
Operating expenses	(6,877)	(1,058)
Other expenses	(755)	(20)
Income tax expenses	(61)	(54)

Loss for the period	(780)	118
Other comprehensive loss	(24)	—

Total comprehensive loss	(804)	118

*        Results for 2016 are included from November 5, 2016, being the date the joint venture was formed.

        Included within 'Operating expenses' is depreciation and amortization expense of US$2,063 in 2017 (2016: US$290). Included within 'Other expenses' is interest expense of US$484 of interest expense (2016: US$68).

Statement of financial position	2017	2016*
Non-current assets	17,672	17,469
Current assets	2,782	2,579
Assets held for sale	289	53

Total assets	20,743	20,101
Non-current liabilities	(13,166)	(12,673)
Current liabilities	(3,729)	(3,322)
Liabilities relating to assets held for sale	(7)	—

Total liabilities	(16,902)	(15,995)

Net assets	3,841	4,106

Reconciliation to carrying amounts
Company's equity interest	50%	50%
Company's share of Italy Joint Venture net assets	1,921	2,053

Carrying amount	1,921	2,053
Included in the balances disclosed above are the following:
Cash and cash equivalents	743	666
Current financial liabilities*	(59)	(186)
Non-current financial liabilities*	(12,406)	(12,409)

*           Financial liabilities exclude trade and other payables and provisions.

        There were no dividends received from the Italy Joint Venture in 2017 or 2016. The Italy Joint Venture is restricted from making dividend distributions and certain other payments to VEON as a result of existing covenants in the financing documents, which govern the secured debt of the Italy Joint Venture.

Segment information

        As disclosed in Note 7, the Italy Joint Venture is a separate reportable segment. Financial information for the years ended December 31 is presented below.

	2017	2016*
Revenue
External customers	6,912	1,250
Inter-segment	1	—

Total revenue	6,913	1,250

Adjusted EBITDA	2,131	482
Other disclosures
Capital expenditure	1,434	584

*           Results for 2016 are included from November 5, 2016, being the date the joint venture was formed.

        The following table provides a reconciliation of Adjusted EBITDA to (loss) / profit for the period for the Italy Joint Venture, for the years ended December 31.

	2017	2016*
Adjusted EBITDA	2,131	482
Depreciation and amortization	(2,063)	(290)
Impairment of non-current assets	(27)	—
Gain / (loss) on disposals of non-current assets	(4)	—
Net finance costs	(468)	(68)
Other non-operating (losses) / gains	(288)	48
Income tax expenses	(61)	(54)

(Loss) / profit for the period	(780)	118

*           Results for 2016 are included from November 5, 2016, being the date the joint venture was formed.

Refinancing of Wind Tre S.p.A.

        On October 24, 2017, the Italy Joint Venture, through its wholly-owned subsidiary, Wind Tre S.p.A ("Wind Tre"), entered into a senior facilities agreement with a group of 21 international banks consisting of a EUR 3.0 billion (approximately US$3.5 billion) five year term loan with interest based on a leverage grid (beginning at 2.0%) (the "Wind Tre Facility A"), and a EUR 400 million (approximately US$470) five year revolving credit facility with interest based on a leverage grid (beginning at 1.75%).

        On November 3, 2017, Wind Tre drew down the Wind Tre Facility A and issued EUR 5.6 billion (approximately US$6,516) and US$2.0 billion of senior secured notes, consisting of EUR 2.250 billion Senior Secured Floating Rate Notes due 2024, EUR 1.625 billion 2.625% Senior Secured Notes due 2023, EUR 1.750 billion 3.125% Senior Secured Notes due 2025 and US$2.0 billion 5.0% Senior Secured Notes due 2026 (collectively, the "Wind Tre Notes").

        Proceeds from the Wind Tre Facility A and Wind Tre Notes were used to repay outstanding amounts under Wind Tre then-existing senior term loan facility and repaid loans with Wind Tre's subsidiary, Wind Acquisition Finance S.A. ("WAF"), who then used the funds to repay all of WAF's senior secured and senior notes.

EUROSET

        In Q4 2016, due to operational underperformance of Euroset, the Company recorded an impairment of US$99. During Q2 2017, due to the continued operational underperformance of Euroset, the Company has revised its previous estimates and assumptions regarding Euroset's future cash flows. As a result, the Company impaired the remaining carrying value of the investment in Euroset.

        The recoverable amount of Euroset was determined using fair value less costs of disposal, based on a Level 3 fair value derived from a discounted cash flow model.

Key assumptions	Q2 2017	Q4 2016
Discount rate (functional currency)	13.4%	16.0%
Average annual revenue growth rate during forecast period (functional currency)	1.7%	4.5%
Terminal growth rate	0.0%	1.0%
Average operating (EBITDA) margin during forecast period	0.0%	3.7%
Average capital expenditure as a percentage of revenue	0.9%	0.4%

ACCOUNTING POLICIES

        The Company's investments in its associates and joint ventures are accounted for using the equity method. Under the equity method, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company's share of net profit after tax, other comprehensive income and equity of the associate or joint venture since the acquisition date.

        The Company assesses, at the end of each reporting period, whether there are any indicators that an investment in a Joint Venture may be impaired. If there are such indicators, the Company estimates the recoverable amount of the joint venture after applying the equity method.

SIGNIFICANT ACCOUNTING JUDGEMENT

Investment in Italy Joint Venture

        VEON holds an interest in:

        •       50% of the issued share capital of VIP-CKH Luxembourg S.à r.l (which holds the combined businesses of WIND and 3 Italia and includes a EUR 5,114 million Shareholder Loan payable); and

        •       50% investment in newly incorporated financing entity, VIP-CKH Ireland Limited (which includes the EUR 5,114 million Shareholder Loan receivable).

(together, the "Italy Joint Venture").

        Both joint arrangements are classified as joint ventures in accordance with IFRS 11 'Joint Arrangements', based on the following:

        •       The legal structure of the arrangement and the legal rights and obligations arise from the limited liability company, which grant equal shareholdings and profit rights to the shareholders;

        •      The activities relevant for the purposes of determining control require unanimous consent from both shareholders.

        In this context, it was also concluded that the investment in the two joint ventures shall be considered to be accounted for in the aggregate, rather than as two separate joint ventures. A key consideration in this determination was the shareholder agreement which stipulates that decisions about the activities of the joint ventures (including dividend distributions and shareholder loan repayments) require unanimous consent from both shareholders. This conclusion required substantial judgment as to the application of accounting guidance. Refer Note 5 for more details regarding the Company's acquisition of its interest in the Italy Joint Venture.